Fair Value Disclosure and Measurement (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair value disclosure
Long-term notes payable	$ 4,789,365,000		¥ 30,714,586		¥ 33,252,561
Fair value measurement
Total assets measured at fair value	5,420,914,000		21,303,367		37,637,407
Long-term investments, losses	(35,330,000)	¥ (245,330)	(116,980)	¥ (93,420)
Intangible assets, losses	(118,380)	(820)	0	(1,630)
Total losses	(60,694,000)	(421,395)	(116,978)	¥ (95,049)
Short-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments	6,030,339,000		37,134,096		41,868,641
Fair value measurement
Available-for-sale investments, current	2,070,842,000		6,958,399		14,377,856
Short-term Investments | Adjustable-rate Debt Investments
Fair value measurement
Available-for-sale investments, current	2,158,550,000		13,325,385		14,986,816
Short-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, current	4,146,000		742,618		28,787
Other Long-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments			1,806,446
Other Long-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, noncurrent	71,513,000		276,965		496,512
Time Deposits
Fair value disclosure
Cash equivalents	241,131,000		678,000		1,674,172
Money Market Fund
Fair value disclosure
Cash equivalents	636,498,000		608,353		4,419,206
Fair Value, Inputs, Level 1
Fair value disclosure
Long-term notes payable			30,714,586		33,252,561
Fair value measurement
Total assets measured at fair value			1,019,583		525,299
Fair Value, Inputs, Level 1 | Money Market Fund
Fair value disclosure
Cash equivalents			608,353		4,419,206
Fair Value, Inputs, Level 2
Fair value measurement
Total assets measured at fair value			20,283,784		37,112,108
Fair Value, Inputs, Level 2 | Short-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments			37,134,096		41,868,641
Fair Value, Inputs, Level 2 | Other Long-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments			1,806,446
Fair Value, Inputs, Level 2 | Time Deposits
Fair value disclosure
Cash equivalents			678,000		1,674,172
Fair Value, Inputs, Level 3
Fair value measurement
Total assets measured at fair value			0		0
Fair Value, Measurements, Nonrecurring
Fair value measurement
Long-term investments	0		0		0
Intangible assets	0				0
Long-term investments, losses	(21,712,000)	(150,745)	(116,978)
Intangible assets, losses	(118,000)	(822)
Total losses	(21,830,000)	¥ (151,567)	(116,978)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair value measurement
Long-term investments			0		0
Intangible assets					0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair value measurement
Long-term investments					0
Intangible assets					0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair value measurement
Long-term investments			0		0
Intangible assets					0
Fair Value, Measurements, Recurring | Short-term Investments
Fair value measurement
Trading securities	1,115,863,000				7,747,436
Fair Value, Measurements, Recurring | Short-term Investments | Fixed-rate Investments
Fair value measurement
Available-for-sale investments, current	2,070,842,000		6,958,399		14,377,856
Fair Value, Measurements, Recurring | Short-term Investments | Adjustable-rate Debt Investments
Fair value measurement
Available-for-sale investments, current	2,158,550,000		13,325,385		14,986,816
Fair Value, Measurements, Recurring | Short-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, current	4,146,000		742,618		28,787
Fair Value, Measurements, Recurring | Other Long-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, noncurrent	$ 71,513,000		276,965		496,512
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Short-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, current			742,618		28,787
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Other Long-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, noncurrent			276,965		496,512
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments
Fair value measurement
Trading securities					7,747,436
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments | Fixed-rate Investments
Fair value measurement
Available-for-sale investments, current			6,958,399		14,377,856
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments | Adjustable-rate Debt Investments
Fair value measurement
Available-for-sale investments, current			¥ 13,325,385		¥ 14,986,816